Stock-Based Compensation - Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Stock Option Plan [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	$ 42	$ 31	$ 57
Selling, general and administrative expenses [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	38	34	53
Selling, general and administrative expenses [Member] | Incentive Stock Option Plan [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	19	21	43
Selling, general and administrative expenses [Member] | Long-term retention [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	5	7	9
Selling, general and administrative expenses [Member] | Restricted stock unit [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	14	6	1
Selling, general and administrative expenses [Member] | Fair value adjustment for liability classified DSUs [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Incentive Stock Option Plan	$ 4	$ (3)	$ 4